Group Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit for the year	£ 6,846	£ 6,974	£ 6,564
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	8,506	509	(2,997)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	8,923	32	(2,597)
– reclassified and reported in profit for the year	5	291	0
– net investment hedges - net fair value (losses)/gains on derivatives	(578)	75	(16)
– net investment hedges - differences on exchange on borrowings	(21)	24	(163)
Cash flow hedges
– net fair value gains/(losses)	81	95	(257)
– reclassified and reported in profit for the year	101	32	90
– tax on net fair value (gains)/losses in respect of cash flow hedges	(17)	(32)	44
Investments held at fair value
– net fair value gains	6	9	0
Associates – share of OCI, net of tax	6	(17)	(98)
Items that will not be reclassified subsequently to profit or loss:	201	313	55
Retirement benefit schemes
– net actuarial gains	316	382	105
– surplus recognition	(39)	(1)	10
– tax on actuarial gains in respect of subsidiaries	(95)	(82)	(26)
Associates – share of OCI, net of tax	19	14	(34)
Total other comprehensive income/(expense) for the year, net of tax	8,707	822	(2,942)
Total comprehensive income for the year, net of tax	15,553	7,796	3,622
Attributable to:
Owners of the parent	15,370	7,622	3,474
Non-controlling interests	183	174	148
Total comprehensive income for the year, net of tax	£ 15,553	£ 7,796	£ 3,622